Income Taxes - Summary of reconciliation of unrecognized tax benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at January 1	¥ 55,263	$ 7,784	¥ 43,311
Increase	5,245	739	12,449
Decrease	(6,296)	(887)	(497)
Balance at December 31	¥ 54,212	$ 7,636	¥ 55,263